Summary of Significant Accounting Policies Reconciliation of Net Loss per Common Share (Details) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Mar. 31, 2021
Net income		$ (6,519)	$ (252,806)
Investment of cash into Trust Account			345,000,000
IncreaseDecreaseFranchiseTaxPayable		$ 175	48,269
Private Placement
Number of shares issued	1,047,500
Class A Common Stock
Investment of cash into Trust Account			13,000
IncreaseDecreaseFranchiseTaxPayable			$ 13,000
Anti-dilutive securities attributable to warrants (in shares)			0
Number of shares issued		957,500
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		0	33,039,409
Class A and Class B Nonredeemable Common Shares
Net income			$ 253,000
less net income attributable to Class A common shares			0
Adjusted net loss			$ 253,000